Financial Liabilities - Summary of Long-term Borrowings (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 16,529,129			₩ 14,991,410
Noncurrent portion of long-term borrowings	10,230,658			8,425,195
Less current portion of long-term borrowings	₩ (2,934,693)			(2,538,917)
KEB Hana Bank and others [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	1.82
KEB Hana Bank and others [Member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	8.60
LG Electronics Inc. [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	6.06
Korea development bank and others [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	1.90
Korea development bank and others [member] | Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings, annual interest rate description	7.50
Foreign currencies [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings		$ 3,222	¥ 24,991		$ 3,494	¥ 19,569
Less current portion of long-term borrowings	₩ (2,158,693)			(1,197,417)
Noncurrent portion of long-term borrowings	6,515,691			6,780,593
Foreign currencies [member] | KEB Hana Bank and others [Member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	8,674,384			7,978,010
Won [member]
Disclosure of detailed information about borrowings [Line Items]
Noncurrent portion of long-term borrowings	3,714,967			1,644,602
Less current portion of long-term borrowings	(776,000)			(1,341,500)
Won [member] | LG Electronics Inc. [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	1,000,000
Won [member] | Korea development bank and others [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term borrowings	₩ 3,490,967			₩ 2,986,102